Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	$ 0	$ 0	$ 0
Federal
Income Tax Disclosure [Line Items]
Net operating loss carryforwards which will never expire	15,860
State
Income Tax Disclosure [Line Items]
Net operating loss carryforwards which will start to expire in the year 2040	$ 15,022